1. DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
1. DESCRIPTION OF BUSINESS

Organization and Description of Business

Retrophin, Inc. (the “Company”) is an emerging biotechnology company dedicated to developing drugs for rare and life-threatening diseases. The Company’s primary business objective is to develop and commercialize therapies for orphan diseases, such as Duchenne muscular dystrophy, or DMD, focal segmental glomerulosclerosis, and pantothenate kinase-associated neurodegeneration. The Company is considered to be a development stage company and, as such, the Company’s financial statements are prepared in accordance with the Accounting Standards Codification (“ASC”) 915 “Development Stage Entities.” The Company is subject to all of the risks and uncertainties associated with development stage companies.

Organization and Description of Business

Retrophin, Inc. (the “Company”) was incorporated as Desert Gateway, Inc. (“Desert Gateway”) in the State of Oklahoma on February 8, 2008. Desert Gateway was originally a wholly-owned subsidiary of American Merchant Data Services, Inc. (“American Merchant”). In a 2008 reorganization of American Merchant, each share of outstanding common stock of American Merchant was converted into one share of Desert Gateway, while all of American Merchant’s operating assets, liabilities and tax attributes (including accumulated losses and net operating losses) carried forward to another subsidiary of American Merchant in a downstream merger with such other subsidiary. Accordingly, American Merchant is not considered a predecessor company of the Desert Gateway for accounting or legal purposes. Following the 2008 reorganization, Desert Gateway re-domiciled to Delaware. Since inception and until Desert Gateway’s merger with Retrophin, Inc., a private company (“Former Retrophin”) in December 2012 (as described below), Desert Gateway had no existing operations, and its sole purpose was to locate and consummate a merger or acquisition with a private entity.

Former Retrophin, Inc. was originally organized as a Delaware limited liability company, named Retrophin, LLC, on March 11, 2011 (“Inception”). On September 20, 2012, Retrophin filed a Certificate of Conversion to change its legal form of organization from a limited liability company to a corporation in the State of Delaware. This conversion (as more fully described in Note 8) into a corporation, which preceded the Merger on December 12, 2012, resulted in no change of ownership and was therefore considered a recapitalization of the LLC’s equity.

On September 13, 2012, Former Retrophin formed a new entity, Retrophin Pharmaceutical, Inc., a Delaware corporation and a wholly-owned subsidiary of Retrophin, Inc.

On December 12, 2012, Desert Gateway completed the transactions contemplated under the Agreement and Plan of Merger, dated as of December 12, 2012 (the “Merger Agreement”), by and among Desert Gateway, Desert Gateway Acquisition Corp., a Delaware corporation and wholly-owned subsidiary of Desert Gateway, and Former Retrophin, our predecessor, in which Former Retrophin became a wholly-owned subsidiary and the principal operating subsidiary of the Company. The transactions contemplated by the Merger Agreement are collectively referred to herein as the “2012 Merger”. The Merger became effective on December 12, 2012, upon the filing of a certificate of merger with the Secretary of State of the State of Delaware. Accordingly, the Merger resulted in a change in control of Desert Gateway. Desert Gateway’s net assets amounted to $1,401 at the time of the merger, including $3,721 of cash and $2,320 of trade liabilities. The merger is being accounted for as a reverse merger and recapitalization of Former Retrophin into Desert Gateway, whereby Desert Gateway is the legal acquirer and Former Retrophin is the legal acquiree and the accounting acquirer in this transaction.

Upon the consummation of the Merger all of the issued and outstanding Class A Preferred shares of Former Retrophin were exchanged into the Company’s common shares at the rate of 1 to 7 (each Class A Preferred stockholder received 7 shares of the Company’s common stock) and all of the issued and outstanding share of common stock of Former Retrophin were exchanged for shares of the Company’s common stock on exchange ratio of 1 to 5 (each Common stockholder of Former Retrophin received 5 shares of the Company’s common stock).

The consolidated financial statements give retroactive effect to these changes as if the merger occurred at the inception of the Company.

On February 14, 2013, the Company changed its name to “Retrophin, Inc.” through a short-form merger pursuant to Section 253 of the Delaware General Corporation Law, with its then wholly owned subsidiary, and our predecessor, Retrophin, with the Company continuing as the surviving corporation following the merger.

On April 1, 2013, the Company changed its fiscal year end from the last day of February to a fiscal year end of December 31 in order to confirm its reporting cycle to that of Former Retrophin.

Retrophin, is an emerging biotechnology company dedicated to developing drugs for rare and life-threatening diseases. Retrophin’s primary business objective is to develop and commercialize therapies for orphan diseases, such as Duchenne muscular dystrophy, or DMD. The Company is considered to be a development stage company and, as such, the Company’s financial statements are prepared in accordance with the Accounting Standards Codification (“ASC”) 915 “Development Stage Entities.” The Company is subject to all of the risks and uncertainties associated with development stage companies.